OPERATING SEGMENTS - Depreciation and Amortization Expense (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Depreciation and amortization	Rp (32,596)	Rp (32,569)	Rp (33,129)
Operating Segments.
Disclosure of operating segments [line items]
Total segment depreciation and amortization	(37,060)	(37,113)	(37,589)
Depreciation and amortization from other non-operating segments	(212)	(250)	(263)
Depreciation and amortization	(37,060)	(37,113)	(37,589)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and inter-segment elimination	4,629	4,700	4,597
IFRS reconciliation	Rp 47	Rp 94	Rp 126